Equity-Based Compensation Expense - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Jul. 28, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Proceeds from the exercise of stock options		$ 18	$ 33	$ 101	$ 3
Share based compensation income tax expense benefit		105	161	181	214
Allocated share based compensation expense		382	547	657	776
Tax benefit from equity options excercised		6	10	28	1
Milestone Achieved [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense		382	547	$ 136	$ 197
Share-based Payment Arrangement, Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation expense		$ 63	$ 123
Restricted Incentive Units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award equity instruments other than options granted		541,900
Share based compensation by share based award equity instruments other than options granted weighted average fair value at grant date		$ 16.12
Member Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award number of options granted during the period					2,547,500
Share based compensation by share based award weighted average exercise price of options granted during the period				$ 1.00	$ 1.15
Member Incentive Plan | Non Voting Class C Common Units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award number of shares authorized for grant				5,850,000
Share based compensation by share based award number of shares available for grant		189,725		725,375
Member Incentive Plan | Non Voting Class C Common Units | Share-based Payment Arrangement, Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award term				10 years
Share based compensation by share based award number of options granted during the period		0	0	0	2,547,500
Member Incentive Plan | Non Voting Class C Common Units | Share-based Payment Arrangement, Option | Time Based Vesting [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage				25.00%
Share based compensation by share based payment award requisite period				4 years
Member Incentive Plan | Non Voting Class C Common Units | Share-based Payment Arrangement, Option | Performance Based Vesting [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage				25.00%
Share based compensation by share based award vesting period				4 years
Member Incentive Plan | Non Voting Class C Common Units | Share-based Payment Arrangement, Option | Performance Based Vesting [Member] | Certain Directors And Officers
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award number of options granted during the period					2,547,500
Share based compensation by share based award weighted average exercise price of options granted during the period					$ 1.15
Member Incentive Plan | Non Voting Class C Common Units | Share-based Payment Arrangement, Option | Performance Based Vesting [Member] | Certain Directors And Officers | Milestone One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage					25.00%
Share based compensation by share based award vesting period					12 months
Percentage of adjusted earnings before interest tax depreciation and amortization					90.00%
Share based compensation by share based award date of vesting					Dec. 31, 2019
Member Incentive Plan | Non Voting Class C Common Units | Share-based Payment Arrangement, Option | Performance Based Vesting [Member] | Certain Directors And Officers | Milestone Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage					25.00%
Share based compensation by share based award vesting period					12 months
Percentage of adjusted earnings before interest tax depreciation and amortization					90.00%
Share based compensation by share based award date of vesting					Dec. 31, 2020
Member Incentive Plan | Non Voting Class C Common Units | Share-based Payment Arrangement, Option | Performance Based Vesting [Member] | Certain Directors And Officers | Milestone Three [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage					25.00%
Share based compensation by share based award vesting period					12 months
Percentage of adjusted earnings before interest tax depreciation and amortization					90.00%
Share based compensation by share based award date of vesting					Dec. 31, 2021
Member Incentive Plan | Non Voting Class C Common Units | Share-based Payment Arrangement, Option | Performance Based Vesting [Member] | Certain Directors And Officers | Milestone Four [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage					25.00%
Share based compensation by share based award vesting period					12 months
Percentage of adjusted earnings before interest tax depreciation and amortization					90.00%
Share based compensation by share based award date of vesting					Dec. 31, 2022
Member Incentive Plan | Non Voting Class C Common Units | Restricted Incentive Units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award term				10 years
Share based compensation by share based award equity instruments other than options granted	541,900	541,900	0
Share based compensation by share based award equity instruments other than options granted weighted average fair value at grant date	$ 16.12
Member Incentive Plan | Non Voting Class C Common Units | Restricted Incentive Units | Vesting Subtranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage	12.50%
Member Incentive Plan | Non Voting Class C Common Units | Restricted Incentive Units | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage	50.00%
Member Incentive Plan | Non Voting Class C Common Units | Restricted Incentive Units | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage	50.00%
Member Incentive Plan | Non Voting Class C Common Units | Restricted Incentive Units | Share-based Payment Arrangement, Tranche Two [Member] | Vesting Subtranche Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage	12.50%
Member Incentive Plan | Non Voting Class C Common Units | Restricted Incentive Units | Share-based Payment Arrangement, Tranche Two [Member] | Vesting Subtranche Three [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage	12.50%
Member Incentive Plan | Non Voting Class C Common Units | Restricted Incentive Units | Share-based Payment Arrangement, Tranche Two [Member] | Vesting Subtranche Four [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting percentage	12.50%